UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6444

Smith Barney Investment Trust

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Smith Barney Fund Management LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: November 30

Date of reporting period: August 31, 2004

ITEM 1. SCHEDULE OF INVESTMENTS

SMITH BARNEY INVESTMENT TRUST

SMITH BARNEY MID CAP CORE FUND

FORM N-Q

AUGUST 31, 2004

SMITH BARNEY MID CAP CORE FUND

Schedule of Investments (unaudited)	August 31, 2004

SHARES	SECURITY	VALUE
COMMON STOCK - 99.4%

CONSUMER DISCRETIONARY - 18.5%

Hotels, Restaurants & Leisure - 2.9%
642,675	Boyd Gaming Corp.	$17,448,626
275,900	CBRL Group, Inc.	8,795,692
276,375	Landry’s Restaurants, Inc.	7,315,646

		33,559,964

Household Durables - 1.1%
424,600	D.R. Horton, Inc.	13,137,124

Leisure Equipment & Products - 0.7%
413,125	THQ Inc. (a)	7,845,244

Media - 9.3%
172,550	The E.W. Scripps Co., Class A Shares	17,653,590
690,225	Harte-Hanks, Inc.	17,124,482
1,088,260	Imax Corp. (a)	5,593,656
2,190,375	Marvel Enterprises, Inc. (a)	32,132,801
259,950	Meredith Corp.	13,018,296
102,050	Pixar (a)	7,931,326
14,765	Washington Post Co., Class B Shares	12,823,402

		106,277,553

Specialty Retail - 3.6%
642,300	PETsMART, Inc.	18,022,938
313,425	The Sports Authority, Inc. (a)	6,654,013
477,775	Williams-Sonoma, Inc. (a)	16,717,347

		41,394,298

Textiles & Apparel - 0.9%
117,425	Coach, Inc. (a)	4,949,464
414,550	Tommy Hilfiger Corp. (a)	5,596,425

		10,545,889

	TOTAL CONSUMER DISCRETIONARY	212,760,072

CONSUMER STAPLES - 4.5%

Food Products - 3.5%
374,465	The Hain Celestial Group, Inc. (a)	6,571,861
637,175	Hormel Foods Corp.	17,012,572
357,250	The J. M. Smucker Co.	16,426,355

		40,010,788

Personal Products - 1.0%
241,417	Alberto-Culver Co., Class A Shares	11,658,027

	TOTAL CONSUMER STAPLES	51,668,815

ENERGY - 7.4%

Energy Equipment & Services - 4.4%
326,050	GlobalSantaFe Corp.	9,090,274
300,825	Nabors Industries, Ltd. (a)	13,266,382
205,000	Smith International, Inc. (a)	11,680,900
360,275	Weatherford International Ltd. (a)	16,695,144

		50,732,700

See Notes to Schedule of Investments.

SMITH BARNEY MID CAP CORE FUND

Schedule of Investments (unaudited) (continued)	August 31, 2004

SHARES	SECURITY	VALUE
Oil & Gas - 3.0%
272,225	Murphy Oil Corp.	$20,555,710
248,180	Newfield Exploration Co. (a)	13,736,763

		34,292,473

	TOTAL ENERGY	85,025,173

FINANCIALS - 16.1%

Banks - 5.9%
301,275	Banknorth Group, Inc.	10,234,312
232,350	Comerica Inc.	13,975,853
280,350	Investors Financial Services Corp.	13,002,633
333,275	New York Community Bancorp, Inc.	7,115,421
140,500	TCF Financial Corp.	8,937,205
238,875	Zions Bancorp.	14,877,135

		68,142,559

Diversified Financials - 4.0%
185,400	The Bear Stearns Cos. Inc.	16,300,368
94,275	Legg Mason, Inc.	7,606,107
575,325	SLM Corp.	22,449,182

		46,355,657

Insurance - 6.2%
313,747	Ambac Financial Group, Inc.	23,687,899
72,650	Everest Re Group, Ltd.	5,097,124
185,650	IPC Holdings, Ltd.	6,737,238
443,125	Old Republic International Corp.	10,435,594
206,400	PartnerRe Ltd.	10,594,512
409,000	Willis Group Holdings Ltd.	14,302,730

		70,855,097

	TOTAL FINANCIALS	185,353,313

HEALTHCARE - 12.1%

Biotechnology - 3.6%
274,105	Gilead Sciences, Inc. (a)	18,948,879
616,575	NPS Pharmaceuticals, Inc. (a)	12,948,075
158,400	OSI Pharmaceuticals, Inc. (a)	9,439,056

		41,336,010

Healthcare Equipment & Supplies - 3.6%
245,050	Cytyc Corp. (a)	5,871,398
396,925	DENTSPLY International Inc.	20,223,329
108,950	Fisher Scientific International Inc. (a)	6,206,882
279,950	Varian Medical Systems, Inc. (a)	9,280,342

		41,581,951

Healthcare Providers & Services - 2.9%
219,525	Community Health Systems Inc. (a)	5,488,125
286,575	Sierra Health Services, Inc. (a)	12,357,114
334,725	Universal Health Services, Inc., Class B Shares (a)	15,079,361
32,425	WellCare Health Plans Inc. (a)	591,756

		33,516,356

See Notes to Schedule of Investments.

SMITH BARNEY MID CAP CORE FUND

Schedule of Investments (unaudited) (continued)	August 31, 2004

SHARES	SECURITY	VALUE
Pharmaceuticals - 2.0%
618,025	Medicis Pharmaceutical Corp., Class A Shares	$22,632,076

	TOTAL HEALTH CARE	139,066,393

INDUSTRIALS - 19.5%

Aerospace & Defense - 2.2%
299,210	Alliant Techsystems Inc. (a)	17,336,227
118,400	L-3 Communications Holdings, Inc.	7,416,576

		24,752,803

Airlines - 0.5%
228,050	JetBlue Airways Corp. (a)	5,438,992

Building Products - 1.2%
383,150	American Standard Cos. Inc. (a)	14,410,272

Commercial Services & Supplies - 3.3%
654,275	Allied Waste Industries, Inc. (a)	6,699,776
105,800	DST Systems, Inc. (a)	4,786,392
237,850	Korn/Ferry International (a)	4,226,594
234,225	Laureate Education Inc. (a)	8,008,153
325,850	Manpower Inc.	13,760,646

		37,481,561

Construction & Engineering - 0.7%
201,745	Jacobs Engineering Group Inc. (a)	7,890,247

Electrical Equipment - 1.2%
369,100	Rockwell Automation, Inc.	14,394,900

Industrial Conglomerates - 1.4%
265,875	Carlisle Cos. Inc.	16,231,669

Machinery - 3.5%
237,300	Eaton Corp.	14,321,055
267,725	Navistar International Corp. (a)	9,579,200
695,200	Pall Corp.	16,935,072

		40,835,327

Road & Rail - 2.6%
446,625	C.H. Robinson Worldwide, Inc.	19,057,489
633,375	Heartland Express Inc.	11,109,398

		30,166,887

Trading Companies & Distributors - 2.9%
264,340	CDW Corp.	15,463,890
278,675	Fastenal Co.	17,495,216

		32,959,106

	TOTAL INDUSTRIALS	224,561,764

See Notes to Schedule of Investments.

SMITH BARNEY MID CAP CORE FUND

Schedule of Investments (unaudited) (continued)	August 31, 2004

SHARES	SECURITY	VALUE
INFORMATION TECHNOLOGY - 12.9%

Communications Equipment - 1.3%
862,050	3Com Corp. (a)	$3,887,846
409,475	Avaya Inc. (a)	4,962,837
249,750	Juniper Networks, Inc. (a)	5,716,778

		14,567,461

Computers & Peripherals - 0.9%
545,460	Electronics for Imaging, Inc. (a)	10,843,745

Electronic Equipment & Instruments - 2.8%
471,415	Celestica, Inc., Subordinate Voting Shares (a)	6,741,235
199,775	Diebold, Inc.	9,767,000
591,550	Thermo Electron Corp. (a)	15,540,018

		32,048,253

Semiconductor Equipment & Products - 3.0%
454,100	Cymer, Inc. (a)	12,133,552
1,202,685	Integrated Device Technology, Inc. (a)	12,880,756
161,650	International Rectifier Corp. (a)	5,311,819
111,725	Linear Technology Corp.	3,996,403

		34,322,530

Software - 4.9%
343,700	Amdocs Ltd. (a)	6,908,370
409,835	Mercury Interactive Corp. (a)	14,143,406
1,227,100	Quest Software, Inc. (a)	12,418,252
966,400	Siebel Systems, Inc. (a)	7,354,304
431,500	Synopsys, Inc. (a)	6,886,740
501,500	VERITAS Software Corp. (a)	8,385,080

		56,096,152

	TOTAL INFORMATION TECHNOLOGY	147,878,141

MATERIALS - 5.5%

Chemicals - 2.3%
302,900	Air Products & Chemicals, Inc.	15,865,902
100,100	Cytec Industries Inc.	4,828,824
107,225	Minerals Technologies Inc.	6,022,828

		26,717,554

Containers & Packaging - 1.2%
794,155	Smurfit-Stone Container Corp. (a)	14,088,310

Metals & Mining - 2.0%
291,230	Compass Minerals International Inc.	6,252,708
399,600	Glamis Gold Ltd. (a)	6,649,344
198,575	Inco Ltd. (a)	6,779,350
189,325	Placer Dome Inc.	3,316,974

		22,998,376

	TOTAL MATERIALS	63,804,240

See Notes to Schedule of Investments.

SMITH BARNEY MID CAP CORE FUND

Schedule of Investments (unaudited) (continued)	August 31, 2004

SHARES	SECURITY	VALUE
UTILITIES - 2.9%

Electric Utilities - 0.9%
313,300	Wisconsin Energy Corp.	$10,260,575

Gas Utilities - 1.0%
597,975	Southern Union Co. (a)	11,176,153

Water Utilities - 1.0%
538,387	Aqua America, Inc.	11,413,804

	TOTAL UTILITIES	32,850,532

	TOTAL COMMON STOCK (Cost - $ 1,062,750,713)	1,142,968,443

FACE AMOUNT
REPURCHASE AGREEMENT - 0.1%
$1,200,000	UBS Financial Services dated 8/31/04, 1.580% due 9/1/04; Proceeds at maturity-$1,200,053; (Fully collateralized by various U.S. Government Agency Obligations and International Bank Reconstruction and Development bonds, 0.000% to 9.800% due 10/22/04 to 3/1/26; Market Value-$1,224,004) (Cost - $ 1,200,000)	1,200,000

	TOTAL INVESTMENTS - 99.5% (Cost - $1,063,950,713*)	1,144,168,443
	Other Assets in Excess of Liabilities - 0.5%	5,237,798

	TOTAL NET ASSETS - 100.0%	$1,149,406,241

(a)	Non-income producing security.
*	Aggregate cost for Federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

Notes to the Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Smith Barney Mid Cap Core Fund (“Fund”), a separate investment fund of the Smith Barney Investment Trust (“Trust”), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”):

(a) Investment Valuation. Securities traded on national securities markets are valued at the closing prices on such markets. Securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price on that day, at the last sale price. Securities for which no sales price was reported and U.S. government and agency obligations are valued at the mean between the closing bid and asked prices. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADR’s and futures contracts. Securities maturing within 60 days are valued at cost plus accreted discount or minus amortized premium, which approximates value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that a custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Investment Transactions. Security transactions are accounted for on trade date.

2. Investments

At August 31, 2004, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$161,746,173
Gross unrealized depreciation	(81,528,443)

Net unrealized appreciation	$80,217,730

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Smith Barney Investment Series

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date October 28, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date October 28, 2004

By	/s/ James M. Giallanza
James M. Giallanza
Chief Financial Officer

Date October 28, 2004